Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles Global Bond Fund

Principal Amount(‡)	Description	Value (†)
Bonds and Notes — 96.4% of Net Assets
	Australia — 2.1%
$560,000	Glencore Funding LLC, 2.500%, 9/01/2030(a)	$504,280
280,000	Glencore Funding LLC, 2.625%, 9/23/2031(a)	245,798
215,000	Glencore Funding LLC, 5.186%, 4/01/2030(a)	219,202
290,000	Glencore Funding LLC, 5.673%, 4/01/2035(a)	295,846
270,000	Glencore Funding LLC, 5.700%, 5/08/2033(a)	279,148
840,000	Glencore Funding LLC, 6.500%, 10/06/2033(a)	910,905
3,390,000	Queensland Treasury Corp., 1.750%, 7/20/2034, (AUD)	1,728,924
4,200,000	Queensland Treasury Corp., 2.750%, 8/20/2027, (AUD)	2,728,323
		6,912,426
	Belgium — 0.3%
360,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.700%, 2/01/2036	351,270
250,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.900%, 2/01/2046	229,160
210,000	Anheuser-Busch InBev Worldwide, Inc., 8.200%, 1/15/2039	267,828
		848,258
	Brazil — 3.1%
18,261(b )	Brazil Notas do Tesouro Nacional, 10.000%, 1/01/2027, (BRL)	3,189,634
4,600(b )	Brazil Notas do Tesouro Nacional, 10.000%, 1/01/2029, (BRL)	776,885
35,143(b )	Brazil Notas do Tesouro Nacional, 10.000%, 1/01/2031, (BRL)	5,672,546
565,000	Gerdau Trade, Inc., 5.750%, 6/09/2035	565,396
		10,204,461
	Canada — 4.8%
2,065,000	Bank of Nova Scotia, EMTN, 3.250%, 1/18/2028, (EUR)	2,487,884
2,645,000	Canada Government Bonds, 2.750%, 3/01/2030, (CAD)	1,935,633
2,960,000	Canada Government Bonds, 3.000%, 6/01/2034, (CAD)	2,133,765
190,000	Canadian Natural Resources Ltd., 5.400%, 12/15/2034(a)	188,768
135,000	Canadian Natural Resources Ltd., 6.250%, 3/15/2038	139,999
5,245,000	Province of Ontario, 1.900%, 12/02/2051, (CAD)	2,344,506
4,980,000	Province of Quebec, EMTN, Zero Coupon, 3.540%–3.542%, 10/29/2030, (EUR)(c)	5,096,614
1,260,000	Toronto-Dominion Bank, EMTN, 3.715%, 3/13/2030, (EUR)	1,554,692
		15,881,861
	Cayman Islands — 0.2%
547,700	Slam Ltd., Series 2024-1A, Class A, 5.335%, 9/15/2049(a)	551,194
	China — 6.5%
41,870,000	China Development Bank, 3.120%, 9/13/2031, (CNY)	6,327,575
5,350,000	China Development Bank, 3.300%, 3/03/2026, (CNY)	756,433
13,480,000	China Government Bonds, 1.430%, 1/25/2030, (CNY)	1,878,066
25,120,000	China Government Bonds, 1.920%, 1/15/2055, (CNY)	3,503,822
41,460,000	China Government Bonds, 2.270%, 5/25/2034, (CNY)	6,065,011
Principal Amount(‡)	Description	Value (†)
	China — continued
2,800,000	China Government Bonds, 2.370%, 1/15/2029, (CNY)	$403,219
2,400,000	China Government Bonds, 2.500%, 7/25/2027, (CNY)	342,152
3,000,000	China Government Bonds, 2.550%, 10/15/2028, (CNY)	433,741
11,630,000	China Government Bonds, 3.270%, 11/19/2030, (CNY)	1,779,139
		21,489,158
	Colombia — 0.4%
1,300,000	Colombia Government International Bonds, 7.500%, 2/02/2034	1,291,961
	Denmark — 1.0%
350,000	Danske Bank AS, (fixed rate to 10/02/2029, variable rate thereafter), 4.613%, 10/02/2030(a)	348,570
2,380,000	Danske Bank AS, EMTN, (fixed rate to 6/21/2029, variable rate thereafter), 4.750%, 6/21/2030, (EUR)	2,992,961
		3,341,531
	France — 5.8%
2,115,000	BNP Paribas SA, (fixed rate to 11/19/2029, variable rate thereafter), 5.283%, 11/19/2030(a)	2,155,313
395,000	BNP Paribas SA, (fixed rate to 1/13/2032, variable rate thereafter), 5.786%, 1/13/2033(a)	410,920
405,000	Credit Agricole SA, (fixed rate to 1/09/2035, variable rate thereafter), 5.862%, 1/09/2036(a)	419,830
1,050,000	Electricite de France SA, EMTN, 5.125%, 9/22/2050, (GBP)	1,159,350
1,055,000	French Republic Government Bonds OAT, 0.500%, 6/25/2044, (EUR)	699,881
2,145,000	French Republic Government Bonds OAT, 2.750%, 2/25/2030, (EUR)	2,552,871
8,470,000	French Republic Government Bonds OAT, 3.200%, 5/25/2035, (EUR)	9,919,713
1,555,000	Societe Generale SA, (fixed rate to 1/19/2034, variable rate thereafter), 6.066%, 1/19/2035(a)	1,601,579
200,000	Societe Generale SA, (fixed rate to 1/10/2033, variable rate thereafter), 6.691%, 1/10/2034, 144A(a)	213,440
		19,132,897
	Germany — 3.1%
1,000,000	Allianz SE, (fixed rate to 1/25/2033, variable rate thereafter), 5.824%, 7/25/2053, (EUR)	1,325,545
1,100,000	Bundesobligation, 2.400%, 4/18/2030, (EUR)	1,309,660
6,550,000	Bundesrepublik Deutschland Bundesanleihe, Zero Coupon, 2.555%–2.599%, 8/15/2052, (EUR)(c)	3,429,620
675,000	Bundesrepublik Deutschland Bundesanleihe, 2.500%, 7/04/2044, (EUR)	739,807
1,525,000	Kreditanstalt fuer Wiederaufbau, EMTN, 2.875%, 12/28/2029, (EUR)	1,835,140
1,630,000	RWE Finance U.S. LLC, 5.875%, 4/16/2034(a)	1,686,220
		10,325,992
	Hungary — 0.2%
283,000,000	Hungary Government Bonds, 3.000%, 8/21/2030, (HUF)	712,618
	Indonesia — 1.6%
38,485,000,000	Indonesia Treasury Bonds, 6.500%, 2/15/2031, (IDR)	2,373,744
45,734,000,000	Indonesia Treasury Bonds, 7.000%, 2/15/2033, (IDR)	2,876,833
		5,250,577

Principal Amount(‡)	Description	Value (†)
	Ireland — 2.1%
$470,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.950%, 9/10/2034	$459,741
1,360,000	AIB Group PLC, (fixed rate to 3/28/2034, variable rate thereafter), 5.871%, 3/28/2035(a)	1,402,477
1,310,000	Ireland Government Bonds, Zero Coupon, 0.029%, 10/18/2031, (EUR)(d)	1,316,725
3,145,000	Ireland Government Bonds, 1.000%, 5/15/2026, (EUR)	3,674,980
		6,853,923
	Israel — 0.5%
1,875,000	Israel Government Bonds - Fixed, 1.000%, 3/31/2030, (ILS)	486,358
905,000	Teva Pharmaceutical Finance Netherlands II BV, 4.125%, 6/01/2031, (EUR)	1,068,647
		1,555,005
	Italy — 2.6%
730,000	Enel Finance International NV, 6.000%, 10/07/2039(a)	750,521
1,130,000	Intesa Sanpaolo SpA, 6.625%, 6/20/2033(a)	1,226,902
200,000	Intesa Sanpaolo SpA, 7.200%, 11/28/2033(a)	224,276
4,975,000	Italy Buoni Poliennali Del Tesoro, 3.850%, 7/01/2034, (EUR)	6,114,232
370,000	UniCredit SpA, (fixed rate to 6/03/2031, variable rate thereafter), 3.127%, 6/03/2032(a)	335,071
		8,651,002
	Japan — 7.4%
470,550,000	Japan Government Ten Year Bonds, 1.100%, 6/20/2034, (JPY)	3,200,870
810,650,000	Japan Government Thirty Year Bonds, 1.600%, 12/20/2053, (JPY)	4,312,452
953,200,000	Japan Government Twenty Year Bonds, 1.600%, 3/20/2044, (JPY)	5,916,122
1,597,100,000	Japan Government Two Year Bonds, 0.400%, 8/01/2026, (JPY)	11,068,073
		24,497,517
	Korea — 1.3%
375,000,000	Korea Treasury Bonds, 3.000%, 12/10/2034, (KRW)	281,441
5,233,300,000	Korea Treasury Bonds, 3.500%, 6/10/2034, (KRW)	4,079,431
		4,360,872
	Luxembourg — 0.5%
1,390,000	CBRE Global Investors Open-Ended Funds SCA SICAV-SIF-Pan European Core Fund, EMTN, 4.750%, 3/27/2034, (EUR)	1,707,160
	Malaysia — 0.4%
6,055,000	Malaysia Government Bonds, 3.906%, 7/15/2026, (MYR)	1,450,999
	Mexico — 1.7%
849,320(e )	Mexico Bonos, 8.500%, 5/31/2029, (MXN)	4,517,199
1,450,000	Mexico Government International Bonds, 3.500%, 2/12/2034	1,215,100
		5,732,299
	Netherlands — 0.4%
985,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 2.500%, 5/11/2031	869,908
450,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 5.000%, 1/15/2033	448,734
		1,318,642
Principal Amount(‡)	Description	Value (†)
	New Zealand — 0.1%
665,000	New Zealand Government Bonds, 4.500%, 4/15/2027, (NZD)	$413,555
	Norway — 1.5%
995,000	Aker BP ASA, 4.000%, 1/15/2031(a)	945,030
365,000	Aker BP ASA, 5.125%, 10/01/2034(a)	350,446
150,000	Aker BP ASA, 6.000%, 6/13/2033(a)	154,645
3,340,000	SpareBank 1 Boligkreditt AS, EMTN, 0.050%, 11/03/2028, (EUR)	3,644,826
		5,094,947
	Panama — 0.3%
895,000	Panama Government International Bonds, 6.400%, 2/14/2035	869,076
	Singapore — 0.3%
1,080,000	Singapore Government Bonds, 2.125%, 6/01/2026, (SGD)	851,304
	South Africa — 2.7%
400,000	Anglo American Capital PLC, 2.875%, 3/17/2031(a)	361,066
440,000	Anglo American Capital PLC, 5.625%, 4/01/2030(a)	456,444
129,465,000	Republic of South Africa Government Bonds, 8.875%, 2/28/2035, (ZAR)	6,835,458
1,225,000	Republic of South Africa Government International Bonds, 7.100%, 11/19/2036(a)	1,215,369
		8,868,337
	Spain — 5.0%
1,365,000	Autonomous Community of Madrid, 2.398%, 6/02/2031, (EUR)	1,564,265
485,000	CaixaBank SA, (fixed rate to 6/15/2034, variable rate thereafter), 6.037%, 6/15/2035(a)	507,456
1,790,000	CaixaBank SA, (fixed rate to 1/18/2028, variable rate thereafter), 6.208%, 1/18/2029(a)	1,860,352
1,725,000	Spain Government Bonds, 1.300%, 10/31/2026, (EUR)	2,015,906
7,565,000	Spain Government Bonds, 3.150%, 4/30/2035, (EUR)	8,898,097
1,240,000	Spain Government Bonds, 3.500%, 5/31/2029, (EUR)	1,523,445
		16,369,521
	Supranationals — 1.9%
4,750,000	European Union, 1.000%, 7/06/2032, (EUR)	4,981,935
1,965,000	Inter-American Development Bank, Series 112, 4.400%, 1/26/2026, (CAD)	1,456,806
		6,438,741
	Sweden — 1.4%
1,395,000	Swedbank AB, 5.083%, 5/21/2030(a)	1,422,342
31,975,000	Sweden Government Bonds, 0.125%, 5/12/2031, (SEK)	3,039,932
		4,462,274
	Switzerland — 0.9%
1,425,000	UBS Group AG, (fixed rate to 4/02/2031, variable rate thereafter), 2.875%, 4/02/2032, (EUR)	1,642,463
715,000	UBS Group AG, (fixed rate to 5/14/2031, variable rate thereafter), 3.091%, 5/14/2032(a)	649,050
200,000	UBS Group AG, EMTN, (fixed rate to 6/15/2029, variable rate thereafter), 3.125%, 6/15/2030, (EUR)	237,029

Principal Amount(‡)	Description	Value (†)
	Switzerland — continued
$365,000	Zurich Finance Ireland Designated Activity Co., EMTN, (fixed rate to 1/19/2031, variable rate thereafter), 3.000%, 4/19/2051	$320,306
195,000	Zurich Finance Ireland Designated Activity Co., EMTN, (fixed rate to 8/23/2032, variable rate thereafter), 5.125%, 11/23/2052, (GBP)	262,445
		3,111,293
	Thailand — 0.4%
40,910,000	Thailand Government Bonds, 1.600%, 12/17/2029, (THB)	1,267,286
	United Kingdom — 4.7%
1,055,000	Channel Link Enterprises Finance PLC, Series A8, (fixed rate to 6/20/2027, variable rate thereafter), 2.706%, 6/30/2050, (EUR)	1,218,629
885,000	National Grid Electricity Distribution South Wales PLC, EMTN, 1.625%, 10/07/2035, (GBP)	849,365
150,000	National Grid Electricity Distribution South Wales PLC, EMTN, 5.350%, 7/10/2039, (GBP)	196,026
630,000	National Grid Electricity Transmission PLC, EMTN, 2.750%, 2/06/2035, (GBP)	688,068
425,000	NatWest Group PLC, (fixed rate to 5/23/2030, variable rate thereafter), 5.115%, 5/23/2031	431,955
1,165,000	NatWest Group PLC, (fixed rate to 3/01/2034, variable rate thereafter), 5.778%, 3/01/2035	1,209,791
985,000	Severn Trent Utilities Finance PLC, EMTN, 4.000%, 3/05/2034, (EUR)	1,185,669
3,675,000	U.K. Gilts, 4.375%, 3/07/2030, (GBP)	5,134,274
2,690,000	U.K. Gilts, 4.375%, 7/31/2054, (GBP)	3,198,381
1,080,000	United Utilities Water Finance PLC, EMTN, 3.750%, 5/23/2034, (EUR)	1,272,263
		15,384,421
	United States — 31.2%
1,352,501	AASET Trust, Series 2021-2A, Class A, 2.798%, 1/15/2047(a)	1,258,919
290,000,000	Aflac, Inc., 0.932%, 1/25/2027, (JPY)	2,004,938
390,000,000	Aflac, Inc., (fixed rate to 10/23/2027, variable rate thereafter), 2.108%, 10/23/2047, (JPY)	2,704,583
352,574	ALTDE Trust, Series 2025-1A, Class A, 5.900%, 8/15/2050(a)	359,620
4,125,000	AT&T, Inc., 2.250%, 2/01/2032	3,550,178
140,000	AT&T, Inc., 3.650%, 6/01/2051	99,462
495,000	AT&T, Inc., 4.500%, 5/15/2035	471,680
700,000	AT&T, Inc., 5.400%, 2/15/2034	719,966
380,000	AT&T, Inc., 6.050%, 8/15/2056	387,796
297,589	ATLX Trust, Series 2024-RPL2, Class A1, 3.850%, 4/25/2063(a)(f)	285,489
495,000	Autodesk, Inc., 5.300%, 6/15/2035	503,501
815,000	Boeing Co., 3.750%, 2/01/2050	575,667
1,065,000	Boeing Co., 5.805%, 5/01/2050	1,021,336
90,000	Boeing Co., 6.528%, 5/01/2034	97,788
479,000	Broadcom, Inc., 3.187%, 11/15/2036(a)	397,086
410,000	Broadcom, Inc., 3.419%, 4/15/2033(a)	371,841
1,000,000	Broadcom, Inc., 4.800%, 10/15/2034	987,919
1,450,000	Broadcom, Inc., 5.200%, 4/15/2032	1,491,064
125,000	CF Industries, Inc., 4.950%, 6/01/2043	111,127
170,000	CF Industries, Inc., 5.150%, 3/15/2034	169,298
120,000	CF Industries, Inc., 5.375%, 3/15/2044	111,400
165,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.700%, 4/01/2051	109,908
Principal Amount(‡)	Description	Value (†)
	United States — continued
$465,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.900%, 6/01/2052	$319,134
205,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.800%, 3/01/2050	164,014
110,000	Civitas Resources, Inc., 8.625%, 11/01/2030(a)	111,676
985,000	Civitas Resources, Inc., 8.750%, 7/01/2031(a)	995,942
310,000	Comcast Corp., 2.937%, 11/01/2056	182,017
325,000	Compass Datacenters Issuer III LLC, Series 2025-1A, Class A2, 5.656%, 2/25/2050(a)	327,679
1,065,000	Continental Resources, Inc., 2.875%, 4/01/2032(a)	895,327
315,000	Continental Resources, Inc., 5.750%, 1/15/2031(a)	318,019
1,305,000	CVS Health Corp., 4.780%, 3/25/2038	1,197,636
530,000	CyrusOne Data Centers Issuer I LLC, Series 2025-1A, Class A2, 5.910%, 2/20/2050(a)	539,707
390,000	Diamondback Energy, Inc., 5.400%, 4/18/2034	391,154
325,000	Diamondback Energy, Inc., 5.550%, 4/01/2035	328,528
185,000	Diamondback Energy, Inc., 6.250%, 3/15/2033	197,028
1,185,000	Digital Dutch Finco BV, 1.000%, 1/15/2032, (EUR)	1,185,970
865,000	Energy Transfer LP, 5.300%, 4/15/2047	762,953
415,000	Energy Transfer LP, 5.950%, 5/15/2054	394,788
643,095	EverBright Solar Trust, Series 2024-A, Class A, 6.430%, 6/22/2054(a)	624,544
1,224,408	Federal Home Loan Mortgage Corp., 2.500%, 12/01/2051	1,017,502
202,088	Federal Home Loan Mortgage Corp., 5.000%, 1/01/2055	198,111
1,493,344	Federal Home Loan Mortgage Corp., 5.500%, 6/01/2040	1,520,570
1,176,985	Federal Home Loan Mortgage Corp., 5.500%, 7/01/2053	1,179,395
852,255	Federal Home Loan Mortgage Corp., 6.500%, 1/01/2055	880,253
3,958,903	Federal National Mortgage Association, 2.000%, 11/01/2051	3,143,527
577,014	Federal National Mortgage Association, 2.000%, 11/01/2051	456,991
1,349,065	Federal National Mortgage Association, 2.000%, 3/01/2052	1,069,510
3,972,075	Federal National Mortgage Association, 2.500%, 5/01/2052	3,303,340
192,747	Federal National Mortgage Association, 3.000%, 11/01/2046	170,894
2,470,112	Federal National Mortgage Association, 3.000%, 11/01/2051	2,138,599
557,636	Federal National Mortgage Association, 3.500%, 6/01/2045	517,909
232,439	Federal National Mortgage Association, 3.500%, 9/01/2047	211,995
1,592,657	Federal National Mortgage Association, 3.500%, 5/01/2052	1,438,974
170,176	Federal National Mortgage Association, 4.000%, 8/01/2048	159,992
1,663,739	Federal National Mortgage Association, 4.000%, 3/01/2049	1,569,373
217,855	Federal National Mortgage Association, 4.000%, 4/01/2054	202,651
307,642	Federal National Mortgage Association, 4.500%, 11/01/2043	302,766

Principal Amount(‡)	Description	Value (†)
	United States — continued
$51,172	Federal National Mortgage Association, 4.500%, 7/01/2046	$49,982
325,008	Federal National Mortgage Association, 4.500%, 3/01/2047	316,806
1,043,779	Federal National Mortgage Association, 4.500%, 9/01/2052	1,000,571
2,134,155	Federal National Mortgage Association, 5.000%, 8/01/2052	2,103,389
2,229,577	Federal National Mortgage Association, 6.000%, 7/01/2054	2,273,261
189,674	Federal National Mortgage Association, 6.500%, 11/01/2053	195,905
228,061	Federal National Mortgage Association, 6.500%, 1/01/2055	235,553
840,000	Ford Auto Securitization Trust II, Series 2025-AA, Class A2, 3.280%, 11/15/2029, (CAD)(a)	618,447
250,000	Foundry JV Holdco LLC, 5.900%, 1/25/2033(a)	259,170
200,000	Foundry JV Holdco LLC, 6.150%, 1/25/2032(a)	210,449
220,000	Foundry JV Holdco LLC, 6.200%, 1/25/2037(a)	228,995
200,000	Foundry JV Holdco LLC, 6.250%, 1/25/2035(a)	210,073
505,000	Freeport-McMoRan, Inc., 4.250%, 3/01/2030	494,458
260,000	Freeport-McMoRan, Inc., 5.400%, 11/14/2034	264,066
440,000	GE HealthCare Technologies, Inc., 5.857%, 3/15/2030	464,698
295,000	GE HealthCare Technologies, Inc., 5.905%, 11/22/2032	313,585
135,000	GE HealthCare Technologies, Inc., 6.377%, 11/22/2052	145,451
145,000	General Motors Financial Co., Inc., 6.150%, 7/15/2035	148,259
205,000	Goldman Sachs Group, Inc., (fixed rate to 1/28/2035, variable rate thereafter), 5.536%, 1/28/2036	210,225
94,434	GreenSky Home Improvement Trust, Series 2024-1, Class A4, 5.670%, 6/25/2059(a)	96,800
820,000	GS Mortgage Securities Corp. Trust, Series 2023-SHIP, Class A, 4.466%, 9/10/2038(a)(f)	813,653
3,780,000	HCA, Inc., 2.375%, 7/15/2031	3,290,026
85,000	HCA, Inc., 3.500%, 7/15/2051	56,306
190,000	HCA, Inc., 3.625%, 3/15/2032	175,253
165,000	HCA, Inc., 5.450%, 9/15/2034	166,428
580,000	HCA, Inc., 5.500%, 6/01/2033	593,811
474,000	Iron Mountain, Inc., 5.250%, 7/15/2030(a)	467,517
1,325,000	JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 5.500%, 1/15/2036(a)	1,326,948
1,130,000	Kroger Co., 5.000%, 9/15/2034	1,121,918
275,000	Kroger Co., 5.500%, 9/15/2054	261,044
1,455,000	Micron Technology, Inc., 5.300%, 1/15/2031	1,490,009
1,140,000	Micron Technology, Inc., 5.800%, 1/15/2035	1,178,926
1,768,417	Navigator Aircraft ABS Ltd., Series 2021-1, Class A, 2.771%, 11/15/2046(a)(f)	1,652,923
210,000	ONEOK, Inc., 4.750%, 10/15/2031	207,917
130,000	ONEOK, Inc., 5.050%, 11/01/2034	126,509
740,000	Oracle Corp., 5.550%, 2/06/2053	695,876
385,000	Ovintiv, Inc., 6.500%, 2/01/2038	388,662
145,000	Ovintiv, Inc., 6.625%, 8/15/2037	148,489
517,000	Ovintiv, Inc., 7.375%, 11/01/2031	561,939
977,930	PRET LLC, Series 2024-NPL8, Class A1, 5.963%, 11/25/2054(a)(f)	978,358
Principal Amount(‡)	Description	Value (†)
	United States — continued
530,000,000	Prologis Yen Finance LLC, 0.972%, 9/25/2028, (JPY)	$3,588,969
423,873	PRPM LLC, Series 2024-7, Class A1, 5.870%, 11/25/2029(a)(f)	423,748
696,335	RCO X Mortgage LLC, Series 2025-1, Class A1, 5.875%, 1/25/2030(a)(f)	696,487
40,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(a)	37,081
275,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033(a)	246,034
1,150,000	SM Energy Co., 7.000%, 8/01/2032(a)	1,133,201
625,000	T-Mobile USA, Inc., 3.300%, 2/15/2051	414,834
840,000	T-Mobile USA, Inc., 4.375%, 4/15/2040	744,314
260,000	T-Mobile USA, Inc., 4.700%, 1/15/2035	251,902
2,355,000	T-Mobile USA, Inc., 5.050%, 7/15/2033	2,370,960
500,000	Toll Brothers Finance Corp., 5.600%, 6/15/2035	503,984
4,140,000	U.S. Treasury Bonds, 2.875%, 5/15/2043(g)	3,190,873
9,500,000	U.S. Treasury Notes, 4.625%, 2/15/2035	9,801,328
435,000	Uber Technologies, Inc., 4.800%, 9/15/2034	427,273
512,593	United Airlines Pass-Through Trust, Series 2016-1, Class B, 3.650%, 7/07/2027	506,797
584,740	United Airlines Pass-Through Trust, Series 2016-2, Class B, 3.650%, 4/07/2027	578,693
685,000	UnitedHealth Group, Inc., 4.500%, 4/15/2033	667,617
480,000	UnitedHealth Group, Inc., 5.000%, 4/15/2034	479,816
200,000	UnitedHealth Group, Inc., 5.050%, 4/15/2053	178,516
545,000	UnitedHealth Group, Inc., 5.150%, 7/15/2034	550,503
400,000	UnitedHealth Group, Inc., 5.375%, 4/15/2054	373,927
215,000	UnitedHealth Group, Inc., 5.625%, 7/15/2054	208,555
228,690	VCAT LLC, Series 2025-NPL1, Class A1, 5.877%, 1/25/2055(a)(f)	229,133
508,262	VCAT LLC, Series 2025-NPL3, Class A1, 5.889%, 2/25/2055(a)(f)	508,589
740,000	Verizon Communications, Inc., 2.355%, 3/15/2032	637,878
350,000	Verizon Communications, Inc., 2.850%, 9/03/2041	247,936
425,000	Verizon Communications, Inc., 3.550%, 3/22/2051	303,866
875,389	VOLT CII LLC, Series 2021-NP11, Class A1, 4.868%, 8/25/2051(a)(f)	874,043
154,309	VOLT XCVII LLC, Series 2021-NPL6, Class A1, 6.240%, 4/25/2051(a)(f)	154,157
115,000	Warnermedia Holdings, Inc., 5.050%, 3/15/2042	67,781
360,000	Wells Fargo & Co., (fixed rate to 12/03/2034, variable rate thereafter), 5.211%, 12/03/2035	361,385
330,000	Wells Fargo & Co., MTN, (fixed rate to 7/25/2033, variable rate thereafter), 5.557%, 7/25/2034	340,569
155,000	Western Digital Corp., 3.100%, 2/01/2032	137,103
		102,989,541
	Total Bonds and Notes (Identified Cost $320,336,188)	318,190,649

Principal Amount(‡)	Description	Value (†)

Short-Term Investments — 1.3%
$4,285,045	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2025 at 2.900% to be repurchased at $4,285,390 on 7/01/2025 collateralized by $4,370,500 U.S. Treasury Note, 3.750% due 6/30/2027 valued at $4,370,937 including accrued interest(h) (Identified Cost $4,285,045)	$4,285,045
	Total Investments — 97.7% (Identified Cost $324,621,233)	322,475,694
	Other assets less liabilities — 2.3%	7,572,131
	Net Assets — 100.0%	$330,047,825

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Forward foreign currency contracts are fair valued utilizing interpolated rates determined based on information provided by an independent pricing service.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated.
Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, the value of Rule 144A holdings amounted to
$39,544,115 or 12.0% of net assets.

(b)	Amount shown represents units. One unit represents a principal amount of 1,000.
(c)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(d)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(e)	Amount shown represents units. One unit represents a principal amount of 100.
(f)
Variable rate security. Rate as of June 30, 2025 is disclosed. Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(g)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

(h)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-
party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the
Fund's ability to dispose of the underlying securities. As of June 30, 2025, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

EMTN	Euro Medium Term Note
MTN	Medium Term Note

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi Offshore
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
ZAR	South African Rand
Forward Foreign Currency Contracts
The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund's investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation). The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund's or counterparty's net obligations under the contracts.
At June 30, 2025, the Fund had the following open forward foreign currency contracts:
Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	9/03/2025	BRL	S	46,944,000	$8,128,415	$8,508,338	$(379,923)
Bank of America N.A.	9/17/2025	EUR	B	4,250,000	4,879,659	5,031,754	152,095
Bank of America N.A.	9/17/2025	EUR	S	281,000	326,253	332,688	(6,435)
Bank of America N.A.	9/17/2025	JPY	B	527,324,000	3,682,122	3,693,507	11,385
BNP Paribas SA	9/17/2025	CNH	B	43,044,000	6,028,132	6,048,616	20,484
Citibank N.A.	9/17/2025	ZAR	S	118,506,000	6,654,853	6,656,561	(1,708)
Deutsche Bank AG	9/17/2025	KRW	S	725,059,000	532,564	539,810	(7,246)
Goldman Sachs Bank USA	9/17/2025	MXN	S	69,417,000	3,609,958	3,669,518	(59,560)
HSBC Bank USA N.A.	9/17/2025	CZK	B	11,272,000	523,894	538,276	14,382
HSBC Bank USA N.A.	9/17/2025	IDR	S	66,795,690,000	4,093,375	4,102,741	(9,366)
Morgan Stanley Capital Services LLC	9/17/2025	AUD	B	2,499,000	1,633,689	1,647,324	13,635
Morgan Stanley Capital Services LLC	9/17/2025	GBP	B	3,180,000	4,324,609	4,367,164	42,555
Morgan Stanley Capital Services LLC	9/17/2025	GBP	S	2,285,000	3,133,096	3,138,041	(4,945)
UBS AG	9/17/2025	CHF	B	1,707,000	2,128,482	2,172,115	43,633
UBS AG	9/18/2025	SEK	B	13,974,000	1,478,588	1,484,565	5,977

At June 30, 2025, the Fund had the following open forward foreign currency contracts:
Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
UBS AG	9/17/2025	SEK	B	17,201,000	$1,819,884	$1,827,275	$7,391
UBS AG	9/17/2025	SEK	S	17,201,000	1,835,804	1,827,274	8,530
Total							$(149,116)

At June 30, 2025, the Fund had the following open forward cross currency contracts:
Counterparty	Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Notional Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	9/17/2025	EUR	643,582	PLN	2,770,000	$767,122	$5,158
Futures Contracts
The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as "initial margin." As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as "variation margin," are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund's ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.
Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund's claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
At June 30, 2025, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 2 Year U.S. Treasury Notes Futures	9/30/2025	89	$18,444,023	$18,514,086	$70,063
CBOT 5 Year U.S. Treasury Notes Futures	9/30/2025	38	4,102,893	4,142,000	39,107
CBOT Ultra Long-Term U.S. Treasury Bond Futures	9/19/2025	77	8,890,801	9,172,625	281,824
Eurex 5 Year Euro BOBL Futures	9/08/2025	28	3,899,251	3,881,395	(17,856)
Long Gilt Futures	9/26/2025	10	1,240,479	1,276,976	36,497
Total					$409,635

At June 30, 2025, the Fund had the following open short futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT U.S. Long Bond Futures	9/19/2025	3	$335,993	$346,406	$(10,413)
Eurex 10 Year Euro BUND Futures	9/08/2025	64	9,875,081	9,811,858	63,223
Total					$52,810
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2025, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$ —	$318,190,649	$ —	$318,190,649
Short-Term Investments	—	4,285,045	—	4,285,045
Total Investments	—	322,475,694	—	322,475,694
Forward Foreign Currency Contracts (unrealized appreciation)	—	325,225	—	325,225
Futures Contracts (unrealized appreciation)	490,714	—	—	490,714
Total	$490,714	$322,800,919	$ —	$323,291,633

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$ —	$(469,183)	$ —	$(469,183)
Futures Contracts (unrealized depreciation)	(28,269)	—	—	(28,269)
Total	$(28,269)	$(469,183)	$ —	$(497,452)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Currency Exposure Summary at June 30, 2025 (Unaudited)
United States Dollar	38.9%
Euro	23.4
Japanese Yen	9.9
Yuan Renminbi	6.5
British Pound	3.4
Brazilian Real	2.9
Canadian Dollar	2.5
South African Rand	2.1
Other, less than 2% each	8.1
Total Investments	97.7
Other assets less liabilities (including forward foreign currency and futures contracts)	2.3
Net Assets	100.0%